UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Michigan - 141.4%
County/City/Special	Adrian, Michigan, City School District, GO, 5%, 5/01/14 (a)(b)	$ 2,400	$ 2,755,200
District/School	Anchor Bay, Michigan, School District, School Building and Site, GO,
District - 34.7%	Series II, 5.75%, 5/01/10 (a)(c)	3,165	3,327,301
	Bullock Creek, Michigan, School District, GO, 5.50%, 5/01/10 (a)(d)	2,150	2,255,543
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5%, 5/01/13 (a)(c)	2,000	2,258,740
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5.375%, 5/01/13 (a)(c)	1,480	1,692,883
	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series B, 5%, 5/01/28 (c)	1,900	1,845,546
	Detroit, Michigan, City School District, GO, Series A,
	5.50%, 5/01/12 (a)(b)	1,700	1,903,728
	East Grand Rapids, Michigan, Public School District, GO,
	6%, 5/01/09 (a)(b)	6,300	6,300,945
	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO,
	5.25%, 5/01/23 (b)	2,000	2,078,560
	Gibraltar, Michigan, School District, GO (School Building and Site),
	5%, 5/01/14 (a)(c)	3,065	3,518,620
	Gibraltar, Michigan, School District, GO (School Building and Site),
	5%, 5/01/28 (c)(d)	585	588,340
	Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/17 (c)(d)	1,000	1,089,600
	Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/18 (c)(d)	1,000	1,052,220
	Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/19 (c)(d)	1,100	1,157,442
	Harper Woods, Michigan, City School District, School Building and Site,
	GO, Refunding, 5%, 5/01/14 (a)(c)	215	246,820
	Harper Woods, Michigan, City School District, School Building and Site,
	GO, Refunding, 5%, 5/01/34 (c)(d)	10	9,901
	Hartland, Michigan, Consolidated School District, GO,
	6%, 5/01/10 (a)(c)	4,500	4,743,360
	Haslett, Michigan, Public School District, School Building and Site, GO,
	5.625%, 11/01/11 (a)(d)	1,275	1,413,032
	Jackson, Michigan, Public Schools, GO, 5.375%, 5/01/10 (a)(c)	3,975	4,165,164
	Lakewood, Michigan, Public Schools, GO, DRIVERS, Series 2624Z,
	9.344%, 5/01/15 (b)(e)	2	2,336
	Ludington, Michigan, Area School District, GO, 5.25%, 5/01/23 (d)	1,440	1,516,046
	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B,
	5%, 11/01/15 (f)	1,000	1,089,600
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
COP	Certificates of Participation	IDA	Industrial Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B,
	5%, 11/01/16 (f)	$500 $	544,295
	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B,
	5.375%, 11/01/24 (f)	125	130,143
	New Lothrop, Michigan, Area Public Schools, School Building and Site, GO,
	5%, 5/01/35 (b)	1,200	1,187,940
	Reed, Michigan, City Public Schools, School Building and Site, GO,
	5%, 5/01/14 (a)(b)	1,000	1,148,000
	Southfield, Michigan, Public Schools, School Building and Site, GO,
	Series A, 5%, 5/01/14 (a)(b)	1,000	1,146,450
	Sparta, Michigan, Area Schools, School Building and Site, GO,
	5%, 5/01/14 (a)(c)	1,000	1,148,000
	Thornapple Kellogg School District, Michigan, GO, Refunding,
	5%, 5/01/32 (d)	1,500	1,493,910
	Zeeland, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/29 (d)	1,230	1,237,023
			53,046,688
Education - 7.3%	Michigan Higher Education Facilities Authority, Limited Obligation
	Revenue Bonds (Hillsdale College Project), 5%, 3/01/35	1,125	978,120
	Michigan Higher Education Facilities Authority, Limited Obligation
	Revenue Refunding Bonds (College for Creative Studies),
	5.85%, 6/01/12 (a)	550	620,812
	Michigan Higher Education Facilities Authority, Limited Obligation
	Revenue Refunding Bonds (College for Creative Studies),
	5.90%, 6/01/12 (a)	1,000	1,130,250
	Michigan Higher Education Student Loan Authority, Student Loan Revenue
	Bonds, AMT, Series XVII-B, 5.40%, 6/01/18 (g)	3,000	2,694,120
	Michigan Higher Education Student Loan Authority, Student Loan Revenue	500	363,290
	Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (g)
	Michigan State Building Authority Revenue Bonds (Facilities Program),
	Series II, 4.773%, 10/15/09 (g)(h)(i)	1,185	1,179,727
	Saginaw Valley State University, Michigan, General Revenue Refunding
	Bonds, 5%, 7/01/24 (c)(d)	1,450	1,469,662
	South Lyon, Michigan, Community Schools, GO, Series A,
	5.75%, 5/01/10 (a)(d)	2,650	2,786,714
			11,222,695
Hospitals/	Dickinson County, Michigan, Healthcare System, Hospital Revenue
Healthcare - 25.3%	Refunding Bonds, 5.80%, 11/01/24 (j)	2,170	1,810,822
	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
	(Hurley Medical Center), Series A, 5.375%, 7/01/20 (j)	385	290,140
	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
	(Hurley Medical Center), Series A, 6%, 7/01/20 (j)	775	620,651
	Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum
	Health), Series A, 5.50%, 7/15/11 (a)(d)	3,000	3,304,050

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-
	Michigan Obligation Group), Series A, 5.50%, 4/15/18 (g)	$ 1,000	$ 995,780
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Crittenton Hospital), Series A, 5.625%, 3/01/27	1,300	1,137,318
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/25	3,110	2,586,369
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/37	3,340	2,454,700
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Sparrow Obligated Group), 5%, 11/15/31	1,595	1,202,215
	Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health
	Care Corporation), Series C, 5%, 8/01/35	1,585	1,285,594
	Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health
	Services), Series R, 5.375%, 8/15/26 (g)(h)	2,000	2,006,540
	Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
	Credit Group), Series A, 6.125%, 12/01/23	940	1,002,745
	Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
	Credit Group), Series A, 6.25%, 12/01/28	570	598,454
	Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
	Credit Group), Series A, 6.50%, 12/01/33	1,400	1,484,938
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Ascension Health Credit), Series A, 6.25%, 11/15/09 (a)(d)	3,760	3,914,912
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(McLaren Health Care Corporation), 5.75%, 5/15/38	1,500	1,368,390
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series A, 6%, 12/01/20	1,400	1,438,934
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series A, 6%, 12/01/27 (g)	5,500	5,584,975
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series C, 5.375%, 12/01/23	1,000	1,011,800
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series C, 5.375%, 12/01/30	1,950	1,926,600
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Trinity Health Credit Group), Series D, 5%, 8/15/34	1,650	1,518,891
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,000	1,112,760
			38,657,578
Housing - 0.6%	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
	(Deaconess Towers Apartments), AMT, 5.25%, 2/20/48 (k)	1,000	927,390
	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A,
	5.30%, 10/01/37 (d)	25	23,400
			950,790
IDA/PCR/Resource	Delta County, Michigan, Economic Development Corporation,
Recovery - 17.5%	Environmental Improvement Revenue Refunding Bonds (Mead Westvaco-
	Escanaba), Series A, 6.25%, 4/15/12 (a)	2,420	2,752,145

	3

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Dickinson County, Michigan, Economic Development Corporation,
	Environmental Improvement Revenue Refunding Bonds (International
	Paper Company Project), Series A, 5.75%, 6/01/16	$ 2,500	$ 2,180,350
	Michigan State, COP, Refunding (New Center Development Inc.),
	5.75%, 9/01/11 (d)(h)	5,045	5,574,120
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT,
	Series A, 5.55%, 9/01/29 (d)	9,500	8,430,015
	Monroe County, Michigan, Economic Development Corporation, Limited
	Obligation Revenue Refunding Bonds (Detroit Edison Co. Project),
	Series AA, 6.95%, 9/01/22 (c)(d)	6,500	7,212,465
	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding
	Bonds (Development Area Number 3), 5.375%, 6/01/12 (a)(j)	640	719,379
			26,868,474
Lease	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A,
Obligations - 9.3%	5.50%, 10/01/12 (a)(g)	665	758,106
	Michigan State Building Authority Revenue Bonds (Facilities Program),
	Series II, 4.797%, 10/15/10 (g)(h)(i)	1,675	1,642,639
	Michigan State Building Authority, Revenue Refunding Bonds (Facilities
	Program), Series I, 5.50%, 10/15/10 (b)	7,000	7,385,000
	Michigan State Building Authority, Revenue Refunding Bonds (Facilities
	Program), Series I, 6.25%, 10/15/38	2,350	2,535,721
	Michigan State Building Authority, Revenue Refunding Bonds (Facilities
	Program), Series II, 5%, 10/15/29 (d)	2,000	1,901,600
			14,223,066
Special Tax - 0.7%	Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO,
	Airport Hotel, Series A, 5%, 12/01/30 (d)	1,180	1,086,343
State - 1.5%	Michigan Municipal Bond Authority, Local Government Loan Program,
	Revenue Refunding Bonds (Charter County of Wayne), Series B,
	5%, 11/01/14 (f)	1,500	1,636,110
	Oak Park, Michigan, Street Improvement, GO, 5%, 5/01/30 (d)	600	581,046
			2,217,156
Transportation -	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit
15.7%	Metropolitan Wayne County), AMT, Series A, 5.375%, 12/01/15 (d)	6,500	6,298,435
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/25 (d)	4,475	3,751,974
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/26 (d)	3,700	3,057,125
	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5%, 12/01/34 (d)	5,200	3,780,608
	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds,
	AMT, 5.75%, 12/01/26 (f)	3,060	3,079,982

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds,
	AMT, 5.375%, 12/01/32 (f)	$ 4,300	$ 4,019,382
			23,987,506
Utilities: Electric &	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Gas - 10.1%	Bonds (Detroit Edison Company Pollution Control Project), Series AA,
	6.95%, 5/01/11 (c)(d)	2,000	2,121,220
	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
	Edison Co. Project), Series AA, 6.40%, 8/01/24 (g)	13,000	13,286,650
			15,407,870
Utilities: Water &	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
Sewer - 18.7%	Series A, 5.75%, 7/01/11 (a)(c)	1,000	1,094,610
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/13 (a)(d)	1,250	1,413,175
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/25 (b)	3,460	3,268,939
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/34 (d)	4,600	3,885,298
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/13 (a)(d)	1,780	2,012,361
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/34 (d)	2,620	2,212,931
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 7%, 7/01/36 (b)	2,000	2,209,740
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
	Second Lien, Series C, 5%, 7/01/29 (b)	6,475	5,848,997
	Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and
	Improvement Bonds, Series A, 5.50%, 1/01/22 (c)(d)	1,500	1,629,930
	Wyoming, Michigan, Sewage Disposal System Revenue Bonds,
	5%, 6/01/30 (d)	5,300	5,131,990
			28,707,971
	Total Municipal Bonds in Michigan		216,376,137
Puerto Rico - 7.0%
Lease	Puerto Rico Public Buildings Authority, Government Facilities Revenue
Obligations - 2.7%	Refunding Bonds, Series M-3, 6%, 7/01/27 (d)(l)	4,200	4,149,306
Special Tax - 1.5%	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 4.992%, 8/01/46 (d)(i)	30,000	2,278,800
State - 0.8%	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 5.192%, 8/01/43 (d)(i)	12,500	1,200,750
Transportation - 2.0%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (f)	3,000	3,121,410
	Total Municipal Bonds in Puerto Rico		10,750,266
	Total Municipal Bonds - 148.4%		227,126,403
	Municipal Bonds Transferred to Tender Option Bond Trusts (m)
County/City/Special	Lakewood, Michigan, Public Schools, School Building and Site, GO,
District/School	5%, 5/01/37 (b)	4,150	4,173,866
District - 4.6%

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (m)	(000)	Value
	Portage, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/31 (b)	$ 2,850	$ 2,887,107
			9,562,623
Education - 6.8%	Saginaw Valley State University, Michigan, Revenue Refunding Bonds,
	5%, 7/01/31 (b)	2,500	2,501,650
	Wayne State University, Michigan, University Revenue Refunding
	Bonds, 5%, 11/15/35 (b)	7,790	7,830,897
			10,332,547
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 11.4%		17,393,520
	Total Long-Term Investments (Cost - $251,722,673) - 159.8%		244,519,923
	Short-Term Securities	Shares
Money Market	CMA Michigan Municipal Money Fund, 0.15% (n)(o)	1,014,904	1,014,904
Fund - 0.6%
	Total Short-Term Securities (Cost - $1,014,904) - 0.6%		1,014,904
	Total Investments (Cost - $252,737,577*) - 160.4%		245,534,827
	Other Assets Less Liabilities - 2.6%		3,931,820
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (5.9)%		(9,061,792)
	Preferred Shares, at Redemption Value - (57.1)%		(87,358,005)
	Net Assets Applicable to Common Shares - 100.0%		$ 153,046,850

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$242,410,288
Gross unrealized appreciation	$8,121,057
Gross unrealized depreciation	(14,026,518)
Net unrealized depreciation	$(5,905,461)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) FSA Insured.
(c) FGIC Insured.
(d) NPFGC Insured.
(e) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f) Assured Guaranty Insured.
(g) AMBAC Insured.
(h) Security is collateralized by Municipal or US Treasury Obligations.
(i) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j) ACA Insured.
(k) GNMA Collateralized.
(l) Commonwealth Guaranteed.
(m) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Michigan Municipal Money Fund	(2,966,373)		$34,600

(o) Represents the current yield as of report date.
• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$1,014,904
Level 2	244,519,923
Level 3	-
Total	$245,534,827

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 19, 2009